REVENUE AND OTHER INCOME (Tables)	6 Months Ended
Jun. 30, 2023
Revenue And Other Income
SCHEDULE OF ANALYSIS ABOUT COMPANY'S REVENUE AND OTHER INCOME

	For the six months ended June 30,
	2023	2022
	RMB’000	RMB’000
Revenues
Continuing operations
Business management and consulting	3,302	5,952
Livestreaming ecommerce	305,948	112,294

Discontinued operations
Sale of tiles (Note 17)	2,701	16,715

Total revenues	311,951	134,961

Other income
Continuing operations
Interest income	530	163
Government grant	307	632
Tax subsidy	-	887
Loan forgiveness	1,160	-
Other income	834	-

Discontinued operations
Other income (Note 17)	5,716	8,717
Total other income	8,547	10,399

SCHEDULE OF OPERATIONS BY BUSINESS SEGMENT

The following table shows the Company’s operations by business segment for the six months ended June 30, 2023 and 2022.

	For the six months ended June 30,
	2023	2022
	RMB’000	RMB’000
Revenues
Discontinued operations
Sales of tile products	2,701	16,716
Continuing operations
Consulting income / software	3,302	5,952
Livestreaming ecommerce	305,948	112,293
Total revenues	311,951	134,961

Cost of revenues
Discontinued operations
Sales of tile products	7,557	19,026
Continuing operations
Consulting income / software	8,151	7,123
Livestreaming ecommerce	253,904	109,216
Total cost of revenues	269,612	135,365

Operating costs and expenses
Discontinued operations
Sales of tile products	3,244	13,823
Continuing operations
Consulting income / software	2,584	3,275
Livestreaming ecommerce	53,187	2,450
Other	32,139	2,570
Total operating costs and expenses	91,154	22,118

Bad debt expense (reversal)
Discontinued operations
Sales of tile products	(1,000)	18,829
Continuing operations
Consulting income / software	-	-
Livestreaming ecommerce	-	(5,293)
Total bad debt expense	(1,000)	13,536

Other expenses
Discontinued operations
Sales of tile products	-	-
Continuing operations
Consulting income / software	-	-
Livestreaming ecommerce	-	4
Total other expenses	-	4

Other income
Discontinued operations
Sales of tile products	5,716	8,716
Continuing operations
Consulting income / software	74	36
Livestreaming ecommerce	1,070	1,489
Other	1,687	158
Total other income	8,547	10,399

Loss from operations
Sales of tile products	(1,384)	(26,246)
Consulting income / software	(7,359)	(4,410)
Livestreaming ecommerce	(73)	7,405
Other	(30,452)	(2,412)
Loss from operations	(39,268)	(25,663)

	As of June 30, 2023	As of December 31, 2022
Segment assets
Ceramic tile products	-	74,675
Consulting income/software	57,284	15,924
Livestreaming ecommerce	14,236	15,004
Others	60,281	4,403
Total assets	131,801	110,006